INVESTMENT PROPERTIES - Changes in investment properties (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Investment Properties:
Balance, beginning of year	$ 8,839,571
Acquisitions	106,895	$ 459,799
Amortization of tenant allowances	(4,403)	(4,149)
Fair value (losses) gains, net	(172,676)	(219,728)
Balance, end of year	8,808,139	8,839,571
Income-producing properties
Investment Properties:
Balance, beginning of year	8,486,105	7,727,368
Maintenance or improvements	8,409	9,680
Leasing costs	5,095	10,153
Tenant allowances	6,969	574
Developments or expansions	36,633	43,940
Acquisitions	107,125	471,112
Transfer to income-producing properties	288,979	223,040
Amortization of straight-line rent	16,690	10,591
Amortization of tenant allowances	(4,403)	(4,149)
Other changes	132	374
Fair value (losses) gains, net	(216,191)	(285,127)
Foreign currency translation, net	(94,191)	321,078
Classified as assets held for sale		(42,529)
Balance, end of year	8,641,352	8,486,105
Properties under development
Investment Properties:
Balance, beginning of year	272,504	162,817
Leasing costs	1,577
Tenant allowances	47
Developments or expansions	61,089	228,099
Acquisitions		14,603
Transfer to properties under development	50,007	17,549
Transfer to income-producing properties	(288,979)	(223,040)
Other changes	4	21
Fair value (losses) gains, net	26,506	56,536
Foreign currency translation, net	(1,815)	15,919
Balance, end of year	120,940	272,504
Land held for development
Investment Properties:
Balance, beginning of year	80,962	80,973
Developments or expansions	1,530	2,853
Acquisitions		6,578
Transfer to properties under development	(50,007)	(17,549)
Other changes	6	14
Fair value (losses) gains, net	13,382	6,929
Foreign currency translation, net	(26)	1,164
Balance, end of year	$ 45,847	$ 80,962